PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Thousands		12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	May 10, 2021 USD ($)	May 10, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation		$ 945,507	$ 210,916	$ 219,906
Future minimum capital expenditures on construction in progress		16,000,000.0			¥ 114,000
Property plant and equipment gross		23,622,010	23,310,525
Tongchuan & Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		5,600,000
Future minimum capital expenditures on construction in progress next twelve months		5,000,000.0
Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress						$ 5,600,000	¥ 200,000
Future minimum capital expenditures on construction in progress next twelve months		5,000,000
Yumen CIP Project [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Future minimum capital expenditures on construction in progress | ¥							¥ 40,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	[1]	5,582,213	$ 20,274,698
Addition construction in progress		6,700,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Addition construction in progress		$ 1,900,000

[1]	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio (Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022, of which $10,678,336 and $4,305,847 were transferred to Buildings and Machinery, equipment and furniture, respectively, from CIP as of September 30, 2023.